Schedule of Forth all Conversions that have taken Place with Yorkville (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Nov. 07, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Principal Converted	$ 1,250	$ 1,600
Issuance of common stock in connection with settlement of vendor payable, shares	1,866,562
December 20, 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Principal Converted	$ 200
Issuance of common stock in connection with settlement of vendor payable, shares	245,007
January 23, 2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Principal Converted	$ 600
Issuance of common stock in connection with settlement of vendor payable, shares	650,026
January 27, 2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Principal Converted	$ 200
Issuance of common stock in connection with settlement of vendor payable, shares	216,675
May 27, 2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Principal Converted	$ 100
Issuance of common stock in connection with settlement of vendor payable, shares	288,001
June 11, 2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Principal Converted	$ 150
Issuance of common stock in connection with settlement of vendor payable, shares	466,853